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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2008
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         Sectoral Asset Management Inc.
                 --------------------------------
   Address:      1000 Sherbrooke West, Suite 2120
                 --------------------------------
                 Montreal, QC H3A 3G4 Canada
                 --------------------------------

Form 13F File Number: 028-10653
                      ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Jerome Pfund
         -------------------------------
Title:   Chief Executive Officer
         -------------------------------
Phone:   514-849-8777
         -------------------------------

Signature, Place, and Date of Signing:

       /s/ Jerome Pfund,
   Chief Executive Officer,     Montreal, Quebec, Canada,   February 9, 2009
------------------------------  -------------------------   ----------------
        [Signature]                   [City, State]              [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:               0
                                        --------------------

Form 13F Information Table Entry Total:          60
                                        --------------------

Form 13F Information Table Value Total:      $ 2,353,415
                                        --------------------
                                            (in thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None.

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
        ITEM 1           ITEM 2    ITEM 3   ITEM 4       ITEM 5       ITEM 6  ITEM 7           ITEM 8
----------------------- -------- --------- ------- ------------------ ------- ------ --------- ------ ---------
    NAME OF ISSUER      TITLE OF   CUSIP    VALUE    SH/PRN  SH/ PUT/ INVSTMT OTHER    SOLE    SHARED   NONE
                         CLASS             (x1000)   AMOUNT  PRN CALL DISCRTN MGRS
ABBOTT LABS             COMMON   002824100  13,399   251,068 SH       SOLE               5,700   0      245,368
AFFYMAX INC             COMMON   00826A109   1,205   120,579 SH       SOLE              19,157   0      101,422
AKORN INC               COMMON   009728106     380   165,153 SH       SOLE             165,153   0            0
ALEXION PHARM INC       COMMON   015351109 105,529 2,915,985 SH       SOLE           2,572,085   0      343,900
ALIGN TECH INC          COMMON   016255101   2,192   250,486 SH       SOLE              56,786   0      193,700
ALLERGAN INC            COMMON   018490102  12,374   306,900 SH       SOLE             221,400   0       85,500
AMGEN INC               COMMON   031162100 187,778 3,251,575 SH       SOLE           2,854,248   0      397,327
AMYLIN PHARM INC        COMMON   032346108  34,493 3,179,100 SH       SOLE           3,012,800   0      166,300
ARDEA BIOSCIENCES       COMMON   03969P107   2,631   219,795 SH       SOLE             219,795   0            0
ARRAY BIOPHARMA INC     COMMON   04269X105   1,866   460,671 SH       SOLE             460,671   0            0
AUXILIUM PHARMACEUTICAL COMMON   05334D107  81,203 2,855,224 SH       SOLE           2,728,224   0      127,000
BIOGEN IDEC INC         COMMON   09062X103 120,077 2,521,028 SH       SOLE           2,259,202   0      261,826
BIOMARIN PHARMAC INC    COMMON   09061G101  29,459 1,655,000 SH       SOLE           1,600,000   0       55,000
BRISTOL MYERS SQUIBB    COMMON   110122108  15,700   675,249 SH       SOLE              99,949   0      575,300
CARDIOME PHARMA CORP    COMMON   14159U202  20,616 4,531,046 SH       SOLE           4,056,646   0      474,400
CELGENE CORP            COMMON   151020104 192,543 3,483,049 SH       SOLE           3,057,149   0      425,900
COUGAR BIOTECH          COMMON   222083107   2,644   101,709 SH       SOLE             101,709   0            0
CUBIST PHARMACEUT       COMMON   229678107  38,423 1,590,354 SH       SOLE           1,517,354   0       73,000
CV THERAPEUTICS INC     COMMON   126667104  33,797 3,669,629 SH       SOLE           3,500,429   0      169,200
DEXCOM INC              COMMON   252131107   3,770 1,365,794 SH       SOLE           1,230,807   0      134,987
DR REDDYS LABS LTD      ADR      256135203   8,397   856,854 SH       SOLE             747,731   0      109,123
ENDO PHARM HLDGS INC    COMMON   29264F205   7,660   295,997 SH       SOLE             259,397   0       36,600
GENENTECH INC           COMMON   368710406  76,722   925,362 SH       SOLE             802,162   0      123,200
GENZYME CORP            COMMON   372917104 189,824 2,860,086 SH       SOLE           2,525,086   0      335,000
GIVEN IMAGING           ORD SHS  M52020100   5,051   610,070 SH       SOLE             460,170   0      149,900
HUMAN GENOME SCI        COMMON   444903108   9,423 4,444,669 SH       SOLE           4,271,559   0      173,110
ICAGEN INC              COMMON   45104P104     290   537,447 SH       SOLE             537,447   0            0
ILLUMINA INC            COMMON   452327109  92,552 3,552,868 SH       SOLE           3,172,579   0      380,289
INTERMUNE INC           COMMON   45884X103  45,886 4,337,064 SH       SOLE           3,912,064   0      425,000
ISIS PHARMACEUTICALS    COMMON   464330109  32,496 2,291,655 SH       SOLE           2,200,155   0       91,500
LIFE TECHNOLOGIES       COMMON   53217V109  77,876 3,340,900 SH       SOLE           3,174,000   0      166,900
LUMINEX CORP DEL        COMMON   55027E102  67,806 3,174,443 SH       SOLE           2,887,317   0      287,126
MEDICINES CO            COMMON   584688105  34,834 2,364,800 SH       SOLE           2,261,400   0      103,400
MEDTRONIC INC           COMMON   585055106   6,249   198,900 SH       SOLE                   0   0      198,900
MERCK & CO INC          COMMON   589331107  19,536   642,633 SH       SOLE             102,633   0      540,000
MICROMET INC            COMMON   59509C105   2,539   582,281 SH       SOLE             582,281   0            0
MOMENTA PHARMACEUTICAL  COMMON   60877T100   7,880   679,329 SH       SOLE             369,129   0      310,200

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
MYLAN INC               COMMON   628530107  12,047 1,218,100 SH       SOLE             739,000   0      479,100
MYRIAD GENETICS INC     COMMON   62855J104 114,630 1,730,005 SH       SOLE           1,539,105   0      190,900
NOVARTIS AG             SP ADR   66987V109   1,636    32,884 SH       SOLE              32,884   0            0
NOVO-NORDISK AS         ADR      670100205   3,973    77,318 SH       SOLE              30,118   0       47,200
ONYX PHARMACEUTICALS    COMMON   683399109 116,715 3,416,702 SH       SOLE           3,021,202   0      395,500
OPTIMER PHARMA          COMMON   68401H104   1,514   125,000 SH       SOLE             125,000   0            0
OSI PHARMACEUTICALS     COMMON   671040103  28,960   741,609 SH       SOLE             709,509   0       32,100
PERRIGO CO              COMMON   714290103   5,590   173,000 SH       SOLE             173,000   0            0
PROGENICS PHARMACEUT    COMMON   743187106  40,449 3,923,325 SH       SOLE           3,356,425   0      566,900
SAVIENT PHARMA          COMMON   80517Q100  32,021 5,530,449 SH       SOLE           5,207,649   0      322,800
SCHERING PLOUGH CORP    COMMON   806605101  25,742 1,511,576 SH       SOLE             292,676   0    1,218,900
SEQUENOM INC            COMMON   817337405  83,843 4,225,934 SH       SOLE           3,842,134   0      383,800
SHIRE PLC               SP ADR   82481R106   9,642   215,317 SH       SOLE             187,217   0       28,100
ST JUDE MEDICAL INC     COMMON   790849103  11,669   354,034 SH       SOLE              45,484   0      308,550
STRYKER CORP            COMMON   863667101   9,903   247,891 SH       SOLE              27,991   0      219,900
TEVA PHARMACEUTICAL     ADR      881624209  23,437   550,553 SH       SOLE             364,953   0      185,600
TRUBION PHARMA          COMMON   89778N102     931   726,996 SH       SOLE             726,996   0            0
UNITED THERAPEUTICS     COMMON   91307C102  26,838   429,057 SH       SOLE             414,057   0       15,000
VARIAN MED SYS INC      COMMON   92220P105   8,957   255,619 SH       SOLE              42,442   0      213,177
VERTEX PHARMACEUTICL    COMMON   92532F100 109,800 3,614,231 SH       SOLE           3,357,831   0      256,400
WYETH                   COMMON   983024100  30,626   816,465 SH       SOLE             143,465   0      673,000
XENOPORT INC            COMMON   98411C100  63,778 2,542,989 SH       SOLE           2,427,689   0      115,300
ZYMOGENETICS INC        COMMON   98985T109   5,614 1,871,499 SH       SOLE           1,786,499   0       85,000